RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Total payables	$ 85.4	$ 69.3
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts payable	17.6	42.0
Interest payable		4.7
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 67.8	$ 22.6